UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  28-11639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/NELSON PELTZ             New York, New York            11/13/07
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[    ] 13F HOLDINGS  REPORT.  (Check  here  if  all  holdings  of this reporting manager  are  reported  in  this  report.)

[    ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name

     28-11992               Trian Partners General Partner, LLC

     28-12040               Trian Fund Management GP, LLC

     28-12038               Trian Partners Parallel Fund I General Partner, LLC

     28-12037               Trian Partners Parallel Fund II General Partner, LLC

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     1
                                               -------------

Form 13F Information Table Entry Total:                1
                                               -------------

Form 13F Information Table Value Total:          $ 4,165
                                              -------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number         Name

     01      28-11640                     Peter W. May

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                                                            FORM 13F INFORMATION
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
COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6       COLUMN 7         COLUMN 8
                                                VALUE       SHARES/ OR SH/PUT/     INVESTMENT     OTHER        VOTING AUTHORITY
--------------     --------------  --------     --------    -----------------      ----------    ----------    -----------------
NAME OF ISSUER     TITLE OF CLASS  CUSIP        (x1000)     PRN AMT    PRN CALL    DISCRETION     MANAGERS     SOLE   SHARED   NONE

Deerfield Triarc
   Cap Corp.        COM            244572301     4,165      460,276      SH        Defined         1                 460,276




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